Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 – Related Party Transactions

Consulting Expense

Effective February 1, 2019, the Company entered into an oral consulting agreement with Mr. Raymond Monteleone, Board Member and Chairman of the Audit Committee, in which Mr. Monteleone received $10,000 per month for advisory services and $5,000 per quarter as Audit Committee Chair in addition to regular quarterly board meeting fees. Effective March 25, 2020, the Company reduced the advisory services to $5,000 per month and the fees per quarter as the Audit Committee Chair to $2,500. For the three months ended March 31, 2020 and 2019, the Company has expensed approximately $30,000, and $35,000 in compensation to Mr. Monteleone, respectively.

The Company entered into an oral consulting arrangement with St. Louis Family Office, LLC, controlled by Jimmy St. Louis, former CEO of RMS, in January 2019 in the amount of $10,000 per month plus benefits reimbursement for advisory services. The Company terminated this agreement effective June 30, 2019. For three months ended March 31, 2019, the Company expensed approximately $27,000 in consulting fees to St. Louis Family Office.

The Company entered into a consulting agreement with Strategos Public Affairs, LLC (Strategos) on February 15, 2019 for a period of twelve months, unless otherwise terminated by giving thirty days prior written notice. A close family member of the Company’s CEO is a partner in Strategos. The monthly fee started at $4,500 and increased to approximately $7,500 per month. Strategos provided information to key policymakers in the legislature and executive branches of government on the benefits of the cellular therapies offered by LHI, advocated for legislation that supports policies beneficial to patient access and opposed any legislation that negatively impacts the Company’s ability to expand treatment opportunities, and position the Company and its related entities as the expert for information and testimony. The Company terminated this agreement in March 2020. For the three months ended March 31, 2020 and 2019, the Company expensed approximately $15,000 and $0, respectively.

Officers and Board Members and Related Expenses

In connection with the April Offering, the Company’s CEO William Horne entered into an amendment letter to his employment agreement which provides that his salary will be reduced to $0 per month; provided that on the date that the Company receives FDA approval to commence clinical trials for its products, Mr. Horne’s salary will be increased to a total of $18,750 per month, or $225,000 per annum.

For the three months ended March 31, 2020 and 2019, the Company paid $0 in Board of Director fees to Michael Yurkowsky and to Raymond Monteleone.

Debt and Other Obligations

The short-term notes, related parties are detailed in Note 2 - “Liquidity, Going Concern and Management’s Plans” in this Form 10-Q.

Note 8 – Related Party Transactions

Consulting Expense

Effective February 1, 2019, the Company entered into an oral consulting agreement with Mr. Raymond Monteleone, Board Member and Chairman of the Audit Committee, in which Mr. Monteleone receives $10,000 per month for advisory services and $5,000 per quarter as Audit Committee Chair in addition to regular quarterly board meeting fees. This arrangement has no specified termination date. For year ended December 31, 2019 and 2018, the Company has expensed approximately $125,000, and $0 in compensation to Mr. Monteleone, respectively. Effective March 25, 2020, the Company reduced the advisory services to $5,000 per month and the fees per quarter as the Audit Committee Chair to $2,500.

The Company entered into an oral consulting arrangement with St. Louis Family Office, LLC, controlled by Jimmy St. Louis, former CEO of RMS, in January 2019 in the amount of $10,000 per month plus benefits reimbursement for advisory services. The Company terminated this agreement effective June 30, 2019. For year ended December 31, 2019, the Company expensed approximately $68,000 in consulting fees to St. Louis Family Office.

The Company entered into a consulting agreement with Strategos Public Affairs, LLC (Strategos) on February 15, 2019 for a period of twelve months, unless otherwise terminated by giving thirty days prior written notice. A close family member of the Company’s CEO is a partner in Strategos. The monthly fee started at $4,500 and increased to approximately $7,500 per month. Strategos will provide information to key policymakers in the legislature and executive branches of government on the benefits of the cellular therapies offered by LHI, advocate for legislation that supports policies beneficial to patient access and oppose any legislation that negatively impacts the Company’s ability to expand treatment opportunities, and position the Company and its related entities as the expert for information and testimony. For the year ended December 31, 2019, the Company expensed approximately $71,000. The Company terminated this agreement in March 2020.

Board Members and Board Member Expenses

In July 2019, the Board appointed Dr. Andre Terzic and Dr. Atta Behfar to the Board. On November 18, 2019, Dr. Andre Terzic and Dr. Atta Behfar resigned from the Company’s Board of Directors to avoid any potential conflicts that could arise from the Company’s Service Agreement with Rion. Drs. Terzic and Behfar are co-founders of Rion.

For the year ended December 31, 2019, and December 31, 2018 the Company paid $5,000 and $0, respectively, each for Board of Director fees to Michael Yurkowsky and to Raymond Monteleone for a total of $10,000, and $0 respectively.

Debt and Other Obligations

The Company had various related party transactions in 2018. For the period of January 1, 2018 to March 13, 2018, the Company received approximately $528,000 from one of its shareholders (RMS members) and approximately $228,000 from its CEO (RMS CEO) as part of a line of credit that was established in 2017. On March 13, 2018, the entire $1,856,000 line of credit received from the RMS members and the CEO, including contributions from 2017, was transferred to the BioCell Capital, LLC debt instrument, (“BioCell Capital Line of Credit”).

The BioCell Capital Line of Credit also consisted of capital contributions from related parties totaling approximately $4,306,000, inclusive of the aforementioned $1,856,000, to RMS in 2018. The BioCell Capital Line of Credit was converted to RMS members’ equity and was excluded from the APA on January 8, 2019.

The Company also received a short-term advance from one of its shareholders (RMS members), who was also the CEO of H-CYTE, in the amount of $180,000 in December 2018 for working capital needs. This liability was not assumed in the Merger.

The short-term notes, related party as of December 31, 2019 of $1,635,000 is comprised of four loans made to the Company during 2019, by Horne Management, LLC, controlled by Chief Executive Officer, William E. Horne. These were advanced for working capital purposes and had the terms as indicated below.

A loan for $900,000 was made on July 25, 2019. This loan accrues interest at 5.5% and is due and payable upon demand of the creditor.

A loan for $350,000 was made on September 26, 2019 with the following terms:

●	12% interest rate with a maturity date of March 26, 2020.
●	The Company was unable to pay back the principal and interest by November 26, 2019; therefore, it issued to Lender a three-year warrant to purchase 400,000 shares of the Company’s common stock with a purchase price of $0.75 per share in accordance with the terms of the note.
●	The Company was unable to pay back the loan on March 26, 2020, therefore, the interest rate increased to 15%.

A loan for $150,000 was made on October 28, 2019 with the following terms:

●	12% interest rate with a maturity date of April 28, 2020.
●	The Company was unable to pay back the principal and interest by December 28, 2019; therefore, it issued to Lender a three-year warrant to purchase 171,429 shares of the Company’s common stock with a purchase price of $0.75 per share in accordance with the terms of the note.
●	If the Company is unable to pay the loan as of April 28, 2020, the interest rate increases to 15%.

A loan for $235,000 was made on November 13, 2019 with the following terms:

●	12% interest rate with a maturity date of May 13, 2020.
●	The Company was unable to pay back the principal and interest by January 13, 2020, therefore in January 2020 it issued to Lender a three-year warrant to purchase 268,571 shares of the Company’s common stock with a purchase price of $0.75 per share in accordance with the terms of the note.
●	If the Company is unable to pay the loan as of May 13, 2020, the interest rate increases to 15%.

In connection with the April Offering, Mr. Horne subordinated his notes to the April Secured Notes.